Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,472.5	74,937.9	74,937.9
Amortization of intangible assets	$ 45.8	2,328.9	2,558.6	3,769.5